Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ 42,220	$ 20,695	$ 1,310
Pretax income from foreign operations	72,155	36,213	134,993
Income before income taxes	$ 114,375	$ 56,908	$ 136,303